Intangible Assets Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Intangible assets, net	$ 899	$ 625
Licences [member]
Intangible Assets
Intangible assets, net	$ 899	$ 625